Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Equity	Equity
On November 1, 2021, AerCap completed the GECAS Transaction. Under the terms of the agreement, GE received 111.5 million newly issued AerCap ordinary shares.
Share repurchase programs
During the year ended December 31, 2022 we did not have any authorized share repurchase programs.
The following table presents our share repurchase programs for the year ended December 31, 2023:

Program approval date	Program end date	Authorized amount	Program completion date
March 2023	September 30, 2023	$500,000	March 13, 2023
April 2023	September 30, 2023	500,000	September 14, 2023
July 2023	December 31, 2023	500,000	September 14, 2023
September 2023	December 31, 2023	650,000	November 16, 2023
October 2023	March 31, 2024	500,000	January 12, 2024
December 2023	March 31, 2024	250,000	Not yet completed
In February 2024, our Board of Directors approved a share repurchase program authorizing total repurchases of up to $500 million of AerCap ordinary shares through September 30, 2024. Refer to Note 33—Subsequent events for further details.
On March 13, 2023, we announced the completion of an underwritten secondary offering (the “March Secondary Offering”) of 23.0 million AerCap ordinary shares by GE at a price to the public of $58.50 per ordinary share. Concurrent with the March Secondary Offering, we repurchased an aggregate of 8.8 million of our ordinary shares from GE under our share repurchase program at a price of $56.89 per ordinary share.
On September 14, 2023, we announced the completion of a second underwritten secondary offering (the “September Secondary Offering”) of 46.8 million AerCap ordinary shares by GE at a public price of $59.00 per ordinary share. As part of the September Secondary Offering, we repurchased an aggregate of 17.5 million of our ordinary shares from GE under our share repurchase programs at a price of $57.53 per ordinary share.
On November 16, 2023, we announced the completion of a third underwritten secondary offering (the “November Secondary Offering”) of 30.7 million AerCap ordinary shares by GE at a public price of $65.25 per ordinary share. As part of the November Secondary Offering, we repurchased an aggregate of 7.9 million of our ordinary shares from GE under our share repurchase programs at a price of $63.62 per ordinary share. Upon completion of this offering and the concurrent share repurchase, GE no longer beneficially owned any of our outstanding ordinary shares.
During the year ended December 31, 2023, we repurchased an aggregate of 44.3 million of our ordinary shares under our share repurchase programs at an average price of $59.09 per ordinary share, including the repurchase of 36.4 million of our ordinary shares from GE.
During the year ended December 31, 2023, our Board of Directors cancelled 34.8 million ordinary shares which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.
Between January 1, 2024 and February 20, 2024, we repurchased an aggregate of 2.2 million of our ordinary shares under our share repurchase programs at an average price of $76.17 per ordinary share.
Non-controlling interest
During the year ended December 31, 2023, we redeemed Market Auction Preferred Stock (“MAPS”), previously recognized within non-controlling interest. The MAPS were redeemed for par value of $100 million. The difference between the par value of $100 million and the carrying value of $77 million was reflected as an adjustment to additional paid-in capital.